Interim Condensed Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) (Unaudited) - USD ($)	3 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
REVENUE
Net revenue	$ 10,269,586	$ 12,214,502
EXPENSES
Salaries and wages	3,038,604	3,191,007
Consulting	473,613	529,273
Professional fees	285,727	523,171
Revenue sharing expense	7,293,358	8,966,736
Advertising and promotion	132,619	363,123
Office and general	1,024,641	1,244,190
Technology expenses	753,240	683,586
Amortization and depreciation	307,590	312,353
Share-based payments	1,748,521	1,321,086
Interest expense	152,871	197,250
(Gain) loss on foreign exchange	201,660	104,657
Gain on modification of debt	(30,688)
Transaction costs	118,085	7,119
Arbitration settlement reserve	(128,834)	(2,740,052)
Restructuring costs	185,539
Change in fair value of promissory notes receivable	3,757
Change in fair value of warrant liability	(27,130)	(2,941,546)
Change in fair value of convertible debt	236,010	(1,683,172)
Total	15,769,183	10,078,781
Net income (loss) for the period before discontinued operations	(5,499,597)	2,135,721
Income tax expense
Net income (loss) after taxes before discontinued operations	(5,499,597)	2,135,721
DISCONTINUED OPERATIONS
Gain (loss) from discontinued operations	133,915	(3,464,477)
Net income (loss) for the period from discontinued operations	133,915	(3,464,477)
Net loss for the period	(5,365,682)	(1,328,756)
Net (income) loss attributable to non-controlling interest		(24,764)
Net loss attributable to owners of the Company	(5,365,682)	(1,353,520)
Items that may be reclassified subsequently to profit or loss
Foreign currency translation differences	(311,129)	169,418
Comprehensive loss for the period	$ (5,676,811)	$ (1,184,102)
INCOME (LOSS) PER SHARE
Basic income (loss) per share - continuing operations	$ (0.35)	$ 0.14
Basic income (loss) per share - discontinued operations	0.01	(0.22)
Basic and diluted loss per share	$ (0.34)	$ (0.08)
Weighted average number of shares outstanding - Basic	15,821,710	15,565,638
Diluted income (loss) per share - continuing operations	$ (0.35)	$ 0.12
Diluted income (loss) per share - discontinued operations	0.01	(0.19)
Diluted income (loss) per share	$ (0.34)	$ (0.07)
Weighted average number of shares outstanding - Diluted	15,821,710	18,125,810
Software As A Service [Member]
REVENUE
Net revenue	$ 2,439,684	$ 2,449,835
Advertisings [Member]
REVENUE
Net revenue	$ 7,829,902	$ 9,764,667